Supplemental Information on Oil And Gas Producing Activities (Unaudited) - Additional Information (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2025 USD ($) MBbls Bcf MBoe Mboe Mbbl	Dec. 31, 2024 USD ($) MBbls Bcf Mboe MBoe Mbbl	Dec. 31, 2023 USD ($) MBoe	Dec. 31, 2023 USD ($) Bcf	Dec. 31, 2023 USD ($) Mbbl	Dec. 31, 2023 USD ($) Mboe	Dec. 31, 2023 USD ($) Month	Feb. 29, 2024 MBoe	Dec. 31, 2022 USD ($)
Changes in our estimated proved reserves [line items]
Extension and discoveries of proved undevelopment reserves	411	220				105
Extension and discoveries of proved development reserves	51	30				23
Revised proved reserves	58	17				72
As a result of economics related to changes in fields operating costs and oil and gas prices			33			69
Proved developed reserves added due to higher average oil price | Mboe		21
Proved reserves revisions of previous estimates related to changes in projects strategy and drilling schedules	97		73			53
Increase in proved reserves on account of project performance | Mboe	20					35
Proved reserves revisions of previous estimate of change due to working interest, new projects addition and production forecasts adjustments | Mboe	10					18
Volume Of Proved Reserve For Divestment Process Of Crudeoil | MBoe								81
Increase In Proved Reserves On Account Of Project Performance | Mboe	20					35
Proved Reserves Revisions Of Previous Estimate Of Change Due To Working Interest New Projects Addition And Production Forecasts Adjustments | Mboe	10					18
Property, plant and equipment	$ 19,085	$ 18,736	$ 17,712	$ 17,712	$ 17,712	$ 17,712	$ 17,712
Assets	29,439	29,391	25,035	25,035	25,035	25,035	25,035
Mature Fields Project [Member]
Changes in our estimated proved reserves [line items]
Costs incurred of assets held for sale	$ 287
Aguada del Chanar [Member]
Changes in our estimated proved reserves [line items]
Percentage of Disposal Of Interests	49.00%
Gross carrying amount [member]
Changes in our estimated proved reserves [line items]
Property, plant and equipment	$ 51,552	52,404	75,168	75,168	75,168	75,168	75,168		$ 70,064
Accumulated depreciation and amortisation [member]
Changes in our estimated proved reserves [line items]
Property, plant and equipment	31,626	32,948	$ 54,636	$ 54,636	$ 54,636	$ 54,636	$ 54,636		$ 51,803
Classification of assets as held for sale [member] | Mature Fields Project [Member]
Changes in our estimated proved reserves [line items]
Provision on impairment loss recognized in profit or loss property plant and equipment classified held for sale.		1,893
Assets	1,497
Classification of assets as held for sale [member] | Gross carrying amount [member] | Mature Fields Project [Member]
Changes in our estimated proved reserves [line items]
Property, plant and equipment		28,478
Classification of assets as held for sale [member] | Gross carrying amount [member] | Aguada del Chanar [Member]
Changes in our estimated proved reserves [line items]
Property, plant and equipment	380
Classification of assets as held for sale [member] | Gross carrying amount [member] | Optimization plan [Member]
Changes in our estimated proved reserves [line items]
Property, plant and equipment	4,630
Classification of assets as held for sale [member] | Accumulated depreciation and amortisation [member] | Mature Fields Project [Member]
Changes in our estimated proved reserves [line items]
Property, plant and equipment		$ 24,834
Classification of assets as held for sale [member] | Accumulated depreciation and amortisation [member] | Aguada del Chanar [Member]
Changes in our estimated proved reserves [line items]
Property, plant and equipment	74
Classification of assets as held for sale [member] | Accumulated depreciation and amortisation [member] | Optimization plan [Member]
Changes in our estimated proved reserves [line items]
Property, plant and equipment	$ 3,879
Top of range [member]
Changes in our estimated proved reserves [line items]
Increase Decrease in total proved reserve	3.00%
Golfo San Jorge basin [Member]
Changes in our estimated proved reserves [line items]
Proved developed and undeveloped reserves improved recovery energy | MBoe	41	11	17
Sierra Chata, La Escalonada and Rincón de la Ceniza
Changes in our estimated proved reserves [line items]
Proved developed and undeveloped reserves improved recovery energy | MBoe	12
Crude oil [Member]
Changes in our estimated proved reserves [line items]
Extension and discoveries of proved undevelopment reserves | Mbbl	250	81			64
Extension and discoveries of proved development reserves	36	18			11
Revised proved reserves	38	10			63
Proved developed reserves added due to higher average oil price | MBbls		7
Proved reserves revisions of previous estimates related to changes in projects strategy and drilling schedules | MBbls	49	4
Increase Decrease in estimated reserve	10.00%
Increase Decrease in total proved reserve	1.30%
Increase in proved reserves on account of project performance | MBbls	5
Proved reserves revisions of previous estimate of change due to working interest, new projects addition and production forecasts adjustments | MBbls	8
Increase In Proved Reserves On Account Of Project Performance | MBbls	5
Proved Reserves Revisions Of Previous Estimate Of Change Due To Working Interest New Projects Addition And Production Forecasts Adjustments | MBbls	8
Natural Gas Liquids [Member]
Changes in our estimated proved reserves [line items]
Extension and discoveries of proved undevelopment reserves	15	11				7
Extension and discoveries of proved development reserves | MBbls	1	1
Revised proved reserves	6	1			5
As a result of economics related to changes in fields operating costs and oil and gas prices | Month							43
Proved developed reserves added due to higher average oil price | MBbls		4
Proved reserves revisions of previous estimates related to changes in projects strategy and drilling schedules	2	9			36
Increase in proved reserves on account of project performance	3				16
Proved reserves revisions of previous estimate of change due to working interest, new projects addition and production forecasts adjustments | Mbbl					8
Increase In Proved Reserves On Account Of Project Performance	3				16
Proved Reserves Revisions Of Previous Estimate Of Change Due To Working Interest New Projects Addition And Production Forecasts Adjustments | Mbbl					8
Natural gas [member]
Changes in our estimated proved reserves [line items]
Extension and discoveries of proved undevelopment reserves | Bcf	(819)	717		192
Extension and discoveries of proved development reserves | Bcf	(80)	63		66
Revised proved reserves | Bcf	148	144		80
As a result of economics related to changes in fields operating costs and oil and gas prices | Mboe						26
Proved developed reserves added due to higher average oil price | Bcf		58
Proved reserves revisions of previous estimates related to changes in projects strategy and drilling schedules	278	385				19
Increase Decrease in estimated reserve	10.00%
Increase Decrease in total proved reserve	1.20%
Increase in proved reserves on account of project performance	64					19
Proved reserves revisions of previous estimate of change due to working interest, new projects addition and production forecasts adjustments	14	2				10
Increase In Proved Reserves On Account Of Project Performance	64					19
Proved Reserves Revisions Of Previous Estimate Of Change Due To Working Interest New Projects Addition And Production Forecasts Adjustments	14	2				10
Crude Oil And Natural Gas [Member]
Changes in our estimated proved reserves [line items]
Increase Decrease in estimated reserve	10.00%
Increase Decrease in total proved reserve	1.60%